Property, plant and equipment, Reconciliations of Written Down Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	$ 247,562	$ 15,935
Additions	254,669	243,462
Deconsolidation of subsidiaries	(90,054)
Disposals	(39,052)	(28)
Exchange differences	(9,779)	(4,125)
Impairment of assets	(91,608)
Transfers in/(out)	0
Depreciation expense (note 6)	(30,636)	(7,682)	$ (1,209)
Property, plant and equipment, ending balance	241,102	247,562	15,935
Land [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	1,836	403
Additions	0	1,466
Disposals	(6)	0
Exchange differences	(27)	(33)
Impairment of assets	0
Transfers in/(out)	0
Depreciation expense (note 6)	0	0
Property, plant and equipment, ending balance	1,803	1,836	403
Buildings [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	13,082	3,280
Additions	22,467	10,603
Disposals	0	0
Exchange differences	2,852	(330)
Impairment of assets	0
Transfers in/(out)	113,967
Depreciation expense (note 6)	(4,310)	(471)
Property, plant and equipment, ending balance	148,058	13,082	3,280
Plant and Equipment [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	3,200	2,687
Additions	673	844
Disposals	0	0
Exchange differences	(93)	(114)
Impairment of assets	0
Transfers in/(out)	0
Depreciation expense (note 6)	(347)	(217)
Property, plant and equipment, ending balance	3,433	3,200	2,687
Mining Hardware [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	163,147	3,921
Additions	163,663	168,899
Deconsolidation of subsidiaries	(90,054)
Disposals	(39,046)	(28)
Exchange differences	(7,826)	(2,651)
Impairment of assets	(90,524)
Transfers in/(out)	0
Depreciation expense (note 6)	(25,979)	(6,994)
Property, plant and equipment, ending balance	73,381	163,147	3,921
Development Assets [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	66,297	5,644
Additions	67,866	61,650
Disposals	0	0
Exchange differences	(4,685)	(997)
Impairment of assets	(1,084)
Transfers in/(out)	(113,967)
Depreciation expense (note 6)	0	0
Property, plant and equipment, ending balance	$ 14,427	$ 66,297	$ 5,644